Financial Instruments - (Derivatives by Balance Sheet Location) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	May 31, 2022
Derivatives, Fair Value [Line Items]
Derivative Asset	$ 1.9	$ 35.6
Derivative liabilities, current	0.7	2.8
LIONS GATE ENTERTAINMENT CORP. [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability		2.8	$ 0.1
Derivative asset, current	0.0	35.6	0.0
Derivative asset, noncurrent	0.7	0.0	41.1
Other Current Assets [Member] | LIONS GATE ENTERTAINMENT CORP. [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		35.6	2.9
Other Non-Current Assets | LIONS GATE ENTERTAINMENT CORP. [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	41.1
Designated as Hedging Instrument | LIONS GATE ENTERTAINMENT CORP. [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, current	1.9	35.6
Derivative asset, noncurrent	0.7
Derivative liabilities, current	0.0	2.8
Designated as Hedging Instrument | Forward exchange contracts
Derivatives, Fair Value [Line Items]
Derivative Asset	1.9	0.0
Derivative liabilities, current	0.0	2.8
Designated as Hedging Instrument | Forward exchange contracts | LIONS GATE ENTERTAINMENT CORP. [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability		2.8	0.1
Derivative asset, current	1.9	0.0
Derivative asset, noncurrent	0.0
Derivative liabilities, current	0.0	2.8
Designated as Hedging Instrument | Forward exchange contracts | Other Current Assets [Member] | LIONS GATE ENTERTAINMENT CORP. [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	2.9
Designated as Hedging Instrument | Forward exchange contracts | Other Non-Current Assets | LIONS GATE ENTERTAINMENT CORP. [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		0.0	0.0
Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative Asset	0.0	35.6
Derivative liabilities, current	0.7	0.0
Designated as Hedging Instrument | Interest rate swaps | LIONS GATE ENTERTAINMENT CORP. [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability		0.0	0.0	$ 6.8
Derivative asset, current	0.0	35.6
Derivative asset, noncurrent	0.7
Derivative liabilities, current	$ 0.0	0.0
Designated as Hedging Instrument | Interest rate swaps | Other Current Assets [Member] | LIONS GATE ENTERTAINMENT CORP. [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		35.6	0.0
Designated as Hedging Instrument | Interest rate swaps | Other Non-Current Assets | LIONS GATE ENTERTAINMENT CORP. [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset		$ 0.0	$ 41.1